Thrivent Mid Cap Stock Fund Expense Example - Thrivent Mid Cap Stock Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 545
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	962
Expense Example, with Redemption, 10 Years	1,586
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	$ 930